Net Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Net Revenues [Abstract]
Schedule of Net Revenue Disaggregated by Geographical Area	The following table presents net revenue disaggregated by geographical area for the years indicated.
	December 31, 2024	December 31, 2023	December 31, 2022
Net Revenue from domestic market(*)	1,250,749	843,588	534,114
Revenue from sales of machinery and vehicles	166,218	—	—
Net Revenue in the foreign market	1,831,475	1,746,372	1,150,782
Net revenue from services rendered	3,248,442	2,589,960	1,684,896

(*)      Revenue represented by national (Brazil) clients.